TRADE ACCOUNTS AND BILLS PAYABLE (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	¥ 203,919	¥ 151,514
Bills payable	11,721	10,394
Trade accounts payable and bills payable measured at amortized cost	215,640	161,908
Sinopec Group Company and fellow subsidiaries.
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	4,227	11,512
Associates and joint ventures
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	6,145	7,746
Third parties
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	¥ 193,547	¥ 132,256